Leases - Schedule of Components of Lease Expense and Supplemental Balance Sheet Information (Details)	12 Months Ended
	Jun. 30, 2025 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 HKD ($)	Jun. 30, 2023 HKD ($)	Jun. 30, 2025 USD ($)
Schedule of Components of Lease Expense and Supplemental Balance Sheet Information [Abstract]
Operating lease cost	$ 1,120,629	$ 142,757	$ 1,156,024	$ 1,177,995
Operating lease:
Operating lease right-of-use assets	1,225,109		2,332,135		$ 156,066
Current operating lease obligation	945,801		1,095,621		120,486
Noncurrent operating lease obligation	291,151		1,248,510		37,090
Total operating lease obligation	$ 1,236,952		$ 2,344,131		$ 157,576
Weighted average remaining lease term (in years):
Operating lease	1 year		2 years 2 months 12 days		1 year
Weighted average discount rate:
Operating lease	3.60%		3.60%		3.60%
Cash paid for amounts included in the measurement of lease liabilities	$ 1,108,944	$ 141,269	$ 1,159,214